Share-based Compensation (Details) - Schedule of information about stock option plans - 2012 Option G [Member]	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Share-based Compensation (Details) - Schedule of information about stock option plans [Line Items]
Options outstanding	400,000
Weighted average remaining contractual life (Years)	2 years 3 months
Weighted average exercise price in RMB (in Yuan Renminbi per share) | ¥ / shares	¥ 0.01
Options Exercisable	400,000